Assumptions Used to Estimate Fair Value of Options (Detail)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Volatility factor	50.20%	46.50%	46.70%	46.40%
Weighted average risk-free interest rate	0.60%	1.80%	3.20%	3.90%
Expected life of option	4 years 9 months	7 years 9 months 18 days	10 years	10 years